Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Amount at beginning of the year	R 158,041	R 163,589
Additions	22,326	25,808	R 30,565
Additions, to sustain existing operations	21,518	22,813
Additions, to expand operations	808	2,995
Reduction in rehabilitation provisions capitalised	(108)	(212)
Finance costs capitalised	845	1,883
Assets capitalised or reclassified	(399)	34
Reclassification from/(to) held for sale	(13)	34
Translation of foreign operations	(6,470)	(844)
Disposals and scrapping	(645)	(824)
Current year depreciation charge	(10,921)	(11,187)
Net impairment of property, plant and equipment (note 8)	(15,946)	(20,240)
Amount at end of the year	146,710	158,041	163,589
Cost
Property, plant and equipment
Amount at beginning of the year	525,841	517,637
Amount at end of the year	515,258	525,841	517,637
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(367,800)	(354,048)
Amount at end of the year	(368,548)	(367,800)	(354,048)
Land
Property, plant and equipment
Amount at beginning of the year	4,083	4,239
Reclassification from/(to) held for sale		47
Translation of foreign operations	(290)	(78)
Disposals and scrapping	(3)	(1)
Net impairment of property, plant and equipment (note 8)		(124)
Amount at end of the year	3,790	4,083	4,239
Land | Cost
Property, plant and equipment
Amount at beginning of the year	4,838	4,849
Amount at end of the year	4,489	4,838	4,849
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(755)	(610)
Amount at end of the year	(699)	(755)	(610)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	11,763	10,876
Additions	5	2
Additions, to sustain existing operations	5	2
Assets capitalised or reclassified	866	1,260
Reclassification from/(to) held for sale	(3)	(6)
Translation of foreign operations	(703)	(67)
Disposals and scrapping	(5)	(13)
Current year depreciation charge	(596)	(609)
Net impairment of property, plant and equipment (note 8)	(149)	320
Amount at end of the year	11,178	11,763	10,876
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	24,849	24,248
Amount at end of the year	24,367	24,849	24,248
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(13,086)	(13,372)
Amount at end of the year	(13,189)	(13,086)	(13,372)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	102,280	100,340
Additions	649	511
Additions, to sustain existing operations	642	505
Additions, to expand operations	7	6
Reduction in rehabilitation provisions capitalised	(40)
Assets capitalised or reclassified	10,971	16,324
Reclassification from/(to) held for sale	(10)	(7)
Translation of foreign operations	(5,279)	(831)
Disposals and scrapping	(257)	(242)
Current year depreciation charge	(8,055)	(8,243)
Net impairment of property, plant and equipment (note 8)	(4,017)	(5,572)
Amount at end of the year	96,242	102,280	100,340
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	408,717	398,678
Amount at end of the year	399,567	408,717	398,678
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(306,437)	(298,338)
Amount at end of the year	(303,325)	(306,437)	(298,338)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	11,647	14,436
Additions	1,093	295
Additions, to sustain existing operations	1,093	244
Additions, to expand operations		51
Assets capitalised or reclassified	16,682	3,509
Disposals and scrapping	(47)	(40)
Current year depreciation charge	(2,270)	(2,335)
Net impairment of property, plant and equipment (note 8)	(2,344)	(4,218)
Amount at end of the year	24,761	11,647	14,436
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	59,169	56,164
Amount at end of the year	76,096	59,169	56,164
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(47,522)	(41,728)
Amount at end of the year	(51,335)	(47,522)	(41,728)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	28,268	33,698
Additions	20,579	25,000
Additions, to sustain existing operations	19,778	22,062
Additions, to expand operations	801	2,938
Reduction in rehabilitation provisions capitalised	(68)	(212)
Finance costs capitalised	845	1,883
Assets capitalised or reclassified	(28,918)	(21,059)
Translation of foreign operations	(198)	132
Disposals and scrapping	(333)	(528)
Net impairment of property, plant and equipment (note 8)	(9,436)	(10,646)
Amount at end of the year	10,739	28,268	33,698
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	28,268	33,698
Amount at end of the year	R 10,739	R 28,268	R 33,698